Average Annual Total Returns		12 Months Ended	40 Months Ended
	Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	9.80%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500™ Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.90%	(1.61%)
Geneva SMID Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.72%	1.27%
Performance Inception Date	Sep. 03, 2021
Geneva SMID Cap Growth Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.59%	1.23%
Geneva SMID Cap Growth Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.81%	0.97%